Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets and property, plant and equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	kr 15,323
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	60,406
Impairment losses for the year	9,513	kr 1,414	kr 760
Intangible assets other than goodwill	111,090	60,406
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	90,961
Depreciation for the year	6,033	5,455	4,954
Impairment losses for the year	1,049	710	49
Carrying amount at the end of the year	162,488	90,961
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	30,665
Carrying amount at the end of the year	41,437	30,665
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	17,117
Carrying amount at the end of the year	37,640	17,117
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	3,516
Carrying amount at the end of the year	4,033	3,516
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	39,663
Carrying amount at the end of the year	79,378	39,663
Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	52,520
Intangible assets other than goodwill	86,836	52,520
Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	3,422
Intangible assets other than goodwill	4,190	3,422
Gross carrying amount
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	4,464	4,615
Additions during the year	0	0
Disposals during the year	0	0
Effect of exchange rate adjustment	277	(151)
Goodwill at end of period	20,064	4,464	4,615
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	70,793	59,627
Additions during the year	4,875	13,067
Disposals during the year	(283)	(1,787)
Effect of exchange rate adjustment	1,224	(114)
Intangible assets other than goodwill	133,397	70,793	59,627
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	138,583	111,426
Additions during the year	52,185	31,431
Disposals during the year	3,008	2,828
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	1,677	(1,446)
Carrying amount at the end of the year	214,884	138,583	111,426
Gross carrying amount | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in goodwill [abstract]
Additions during the year	15,323
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3) [in case Catalent transaction closes in 2024]	56,788
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	25,447
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	48,990	43,403
Additions during the year	3,789	2,681
Disposals during the year	632	690
Transfer and reclassifications	2,342	4,246
Effect of exchange rate adjustment	943	(650)
Carrying amount at the end of the year	62,141	48,990	43,403
Gross carrying amount | Land and buildings | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	6,709
Gross carrying amount | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	40,951	37,548
Additions during the year	872	47
Disposals during the year	1,305	952
Transfer and reclassifications	3,602	4,679
Effect of exchange rate adjustment	618	(371)
Carrying amount at the end of the year	63,198	40,951	37,548
Gross carrying amount | Plant and machinery | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	18,460
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	8,979	8,114
Additions during the year	874	873
Disposals during the year	547	624
Transfer and reclassifications	509	731
Effect of exchange rate adjustment	74	(115)
Carrying amount at the end of the year	10,167	8,979	8,114
Gross carrying amount | Other equipment | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	278
Gross carrying amount | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	39,663	22,361
Additions during the year	46,650	27,830
Disposals during the year	524	562
Transfer and reclassifications	(6,453)	(9,656)
Effect of exchange rate adjustment	42	(310)
Carrying amount at the end of the year	79,378	39,663	22,361
Gross carrying amount | Assets under construction | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	0
Gross carrying amount | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	60,745	49,731
Additions during the year	4,165	12,567
Disposals during the year	(213)	(1,629)
Effect of exchange rate adjustment	858	76
Intangible assets other than goodwill	106,709	60,745	49,731
Gross carrying amount | Intellectual property rights | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3) [in case Catalent transaction closes in 2024]	41,154
Gross carrying amount | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	5,584	5,281
Additions during the year	710	500
Disposals during the year	(70)	(158)
Effect of exchange rate adjustment	89	(39)
Intangible assets other than goodwill	6,624	5,584	5,281
Gross carrying amount | Software and other intangibles | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3) [in case Catalent transaction closes in 2024]	311
Loss allowance
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0	0
Effect of exchange rate adjustment	0	0
Impairment losses for the year	0	0
Impairment losses reversed during the year		0
Goodwill at end of period	0	0	0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortisation and impairment losses reversed on disposals during the year	0	0
Depreciation and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(10,387)	(8,688)
Effect of exchange rate adjustment	178	96
Total amortisation	2,512	1,834
Impairment losses for the year	9,513	1,796
Impairment losses reversed during the year		(382)
Amortisation and impairment losses reversed on disposals during the year	(283)	(1,645)
Intangible assets other than goodwill	(22,307)	(10,387)	(8,688)
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(47,622)	(44,755)
Effect of exchange rate adjustment	235	(533)
Depreciation for the year	6,033	5,455
Impairment losses for the year	1,049	710
Depreciation and impairment losses reversed on disposals during the year	2,543	2,765
Carrying amount at the end of the year	(52,396)	(47,622)	(44,755)
Depreciation and impairment losses | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(18,325)	(16,781)
Effect of exchange rate adjustment	113	(248)
Depreciation for the year	2,786	2,450
Impairment losses for the year	43	6
Depreciation and impairment losses reversed on disposals during the year	563	664
Carrying amount at the end of the year	(20,704)	(18,325)	(16,781)
Depreciation and impairment losses | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(23,834)	(22,935)
Effect of exchange rate adjustment	69	(196)
Depreciation for the year	2,099	1,919
Impairment losses for the year	474	118
Depreciation and impairment losses reversed on disposals during the year	918	942
Carrying amount at the end of the year	(25,558)	(23,834)	(22,935)
Depreciation and impairment losses | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(5,463)	(5,039)
Effect of exchange rate adjustment	53	(89)
Depreciation for the year	1,148	1,086
Impairment losses for the year	8	24
Depreciation and impairment losses reversed on disposals during the year	538	597
Carrying amount at the end of the year	(6,134)	(5,463)	(5,039)
Depreciation and impairment losses | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	0	0
Effect of exchange rate adjustment	0	0
Depreciation for the year	0	0
Impairment losses for the year	524	562
Depreciation and impairment losses reversed on disposals during the year	524	562
Carrying amount at the end of the year	0	0	0
Depreciation and impairment losses | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(8,225)	(6,737)
Effect of exchange rate adjustment	163	102
Total amortisation	2,257	1,621
Impairment losses reversed during the year		(382)
Amortisation and impairment losses reversed on disposals during the year	(213)	(1,629)
Intangible assets other than goodwill	(19,873)	(8,225)	(6,737)
Depreciation and impairment losses | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(2,162)	(1,951)
Effect of exchange rate adjustment	15	(6)
Total amortisation	255	213
Impairment losses for the year	72	20
Impairment losses reversed during the year		0
Amortisation and impairment losses reversed on disposals during the year	(70)	(16)
Intangible assets other than goodwill	kr (2,434)	kr (2,162)	kr (1,951)